Income Taxes - Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax (Liability) Asset Beginning Balance	$ 66,303,077	$ 88,074,856	$ 86,613,327
Deferred tax benefit	19,623,461	12,292,014	(3,894,383)
Translation effect	(727,099)	375,105	2,047,915
Deferred tax benefit recognized in OCI	(4,176,197)	(26,472,481)	8,838,714
Deferred taxes acquired in business combinations	0	(2,580,552)	(276,568)
Hyperinflationary effect in Argentina	(3,540,962)	(5,385,865)	(5,254,149)
Deferred tax (liability) asset ending balance	77,822,839	66,303,077	88,074,856
Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	127,287,934	115,370,240	106,167,897	$ 6,184
Deferred income tax liabilities	(49,465,095)	(49,067,163)	(18,093,041)	$ (2,403)
Deferred tax assets and liabilities, net	77,822,839	$ 66,303,077	$ 88,074,856
Disposals see to 2Ac	(1,203,203)
Related discontinued operation	$ 1,543,762